Acquisitions (Details) - Selected amounts related to the Apollo Business (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Business Combination, Separately Recognized Transactions [Line Items]
Revenue	$ 1,733,908	$ 490,465	$ 389,547	$ 246,248	$ 178,487	$ 316,177	$ 176,608	$ 20,158	$ 73,233	$ 3,139,421	$ 424,735	$ 1,304,747	$ 586,176
Net loss	(2,103,412)	1,486,725	(10,808,332)	(3,163,155)	(3,781,510)	(1,034,757)	(2,967,580)	(1,269,630)	(2,904,695)	(4,649,027)	(6,944,665)	(16,266,272)	(8,176,662)
Apollo Business [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Revenue	582,785									1,063,122
Net loss	$ (568,000)									$ (1,253,000)